Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	December 31,
	2024	2023
	(U.S. $ in thousands)
Machinery and equipment	$147,763	$158,883
Buildings and improvements	179,977	173,117
Computer equipment and software	56,714	54,038
Office equipment, furniture and fixtures	14,056	14,301
Land	18,867	19,019
	417,377	419,358
Accumulated depreciation and amortization and impairment	(237,658)	(224,185)
	179,719	195,173
Construction work in progress	4,660	2,379
	$184,379	$197,552